Quarterly Holdings Report
for
Fidelity® Trend Fund
March 31, 2026
TRE-NPRT1-0526
1.799849.122
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 0.8%
Industrials - 0.3%
Aerospace & Defense - 0.3%
DroneShield Ltd (a)(b)	5,088,941	13,981,198
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc	180,000	17,524,800
TOTAL AUSTRALIA		31,505,998
CANADA - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (a)	266,290	21,730,458
Financials - 0.0%
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States)	2,739	113,395
TOTAL CANADA		21,843,853
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (a)	277,700	9,141,884
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Hermes International SCA	5,000	9,471,758
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Accelerant Holdings Class A (a)	12,700	169,672
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Meesho (g)	841,709	1,284,879
Specialty Retail - 0.1%
Lenskart Solutions Ltd (g)	579,644	3,146,704
TOTAL INDIA		4,431,583
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	4,900	147,147
ITALY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Brunello Cucinelli SpA (e)	95,800	8,372,361
PUERTO RICO - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Unusual Machines Inc /US (a)(e)	517,400	6,415,760
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	68,200	23,048,190
UNITED STATES - 96.4%
Communication Services - 10.1%
Entertainment - 0.9%
Netflix Inc (a)	335,700	32,277,555
ROBLOX Corp Class A (a)	112,700	6,374,312
		38,651,867
Interactive Media & Services - 9.2%
Alphabet Inc Class A	820,740	236,011,994
Meta Platforms Inc Class A	246,700	141,144,471
		377,156,465
TOTAL COMMUNICATION SERVICES		415,808,332
Consumer Discretionary - 10.9%
Automobiles - 3.0%
Tesla Inc (a)	332,000	123,421,000
Broadline Retail - 3.9%
Amazon.com Inc (a)	778,000	162,034,060
Hotels, Restaurants & Leisure - 2.2%
Black Rock Coffee Bar Inc Class A	7,100	91,732
Brinker International Inc (a)	93,023	13,280,894
Cava Group Inc (a)(e)	64,500	5,218,050
Dutch Bros Inc Class A (a)	405,200	20,527,432
Royal Caribbean Cruises Ltd	39,800	10,952,164
Starbucks Corp	171,700	15,382,603
Texas Roadhouse Inc	104,800	17,306,672
Wingstop Inc	52,600	8,151,422
		90,910,969
Household Durables - 1.2%
PulteGroup Inc	35,300	4,151,633
SharkNinja Inc (a)(e)	337,900	35,783,610
Somnigroup International Inc	109,600	8,101,632
		48,036,875
Specialty Retail - 0.4%
Boot Barn Holdings Inc (a)	90,600	13,260,216
Carvana Co Class A (a)	11,900	3,741,122
Wayfair Inc Class A (a)	13,724	1,032,182
		18,033,520
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc	58,400	8,240,824
TOTAL CONSUMER DISCRETIONARY		450,677,248
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp	31,747	31,633,663
Performance Food Group Co (a)	123,100	10,544,746
		42,178,409
Personal Care Products - 0.0%
elf Beauty Inc (a)	100	6,061
TOTAL CONSUMER STAPLES		42,184,470
Financials - 1.8%
Capital Markets - 1.5%
Cboe Global Markets Inc	152,800	42,947,496
Robinhood Markets Inc Class A (a)	273,200	18,932,760
		61,880,256
Financial Services - 0.3%
Concrete Partners Holding LLC (c)(d)	1,007,182	11,622,880
TOTAL FINANCIALS		73,503,136
Health Care - 3.3%
Biotechnology - 0.7%
AbbVie Inc	99,800	21,705,502
Alnylam Pharmaceuticals Inc (a)	16,400	5,426,268
		27,131,770
Health Care Equipment & Supplies - 0.3%
Medline Inc Class A	74,800	3,328,600
TransMedics Group Inc (a)	109,300	10,865,513
		14,194,113
Health Care Technology - 0.2%
Doximity Inc Class A (a)	14,800	344,840
Veeva Systems Inc Class A (a)	42,300	7,430,418
		7,775,258
Pharmaceuticals - 2.1%
Eli Lilly & Co	93,351	85,861,449
TOTAL HEALTH CARE		134,962,590
Industrials - 24.3%
Aerospace & Defense - 9.5%
ATI Inc (a)	326,500	47,492,690
Axon Enterprise Inc (a)	138,517	58,826,785
Boeing Co (a)	250	49,757
Carpenter Technology Corp	63,200	24,910,280
FTAI Aviation Ltd	79,400	19,453,000
HEICO Corp Class A	104,688	22,098,590
Howmet Aerospace Inc	423,700	97,645,902
Karman Holdings Inc (a)(e)	563,300	45,092,165
Leonardo DRS Inc	519,700	23,137,044
Rocket Lab Corp	111,100	7,134,842
Space Exploration Technologies Corp (a)(d)(f)	18,500	9,741,915
TransDigm Group Inc	13,977	16,198,784
Woodward Inc	62,200	22,262,624
		394,044,378
Building Products - 0.6%
AAON Inc (e)	62,500	5,171,875
Trane Technologies PLC	44,600	18,586,604
		23,758,479
Commercial Services & Supplies - 0.5%
Cintas Corp	132,912	22,480,736
Construction & Engineering - 7.8%
API Group Corp (a)	479,600	19,433,392
Comfort Systems USA Inc	39,400	54,332,206
Construction Partners Inc Class A (a)	546,900	60,771,528
EMCOR Group Inc	54,100	39,942,571
Legence Corp Class A	31,000	1,750,260
MasTec Inc (a)	144,200	46,394,908
Sterling Infrastructure Inc (a)	246,100	100,229,147
		322,854,012
Electrical Equipment - 0.7%
GE Vernova Inc	31,000	27,059,900
Ground Transportation - 0.9%
XPO Inc (a)	189,300	36,828,315
Machinery - 3.1%
Federal Signal Corp	189,800	20,524,972
RBC Bearings Inc (a)	159,600	86,681,952
Westinghouse Air Brake Technologies Corp	86,700	21,667,197
		128,874,121
Passenger Airlines - 0.5%
Delta Air Lines Inc	289,200	19,226,016
Trading Companies & Distributors - 0.7%
QXO Inc (a)(e)	1,008,400	19,583,128
WW Grainger Inc	8,700	9,490,047
		29,073,175
TOTAL INDUSTRIALS		1,004,199,132
Information Technology - 42.4%
Communications Equipment - 1.2%
Arista Networks Inc (a)	121,400	14,905,492
Lumentum Holdings Inc (a)	52,000	36,543,520
		51,449,012
Electronic Equipment, Instruments & Components - 5.0%
Amphenol Corp Class A	344,300	43,502,305
Coherent Corp (a)	332,900	79,300,109
Corning Inc	283,300	38,520,301
nLight Inc (a)	124,600	7,104,692
OSI Systems Inc (a)	152,100	40,384,071
		208,811,478
IT Services - 0.3%
Cloudflare Inc Class A (a)	51,700	10,667,778
Semiconductors & Semiconductor Equipment - 19.9%
Advanced Micro Devices Inc (a)	79,000	16,070,970
Astera Labs Inc (a)	31,500	3,452,400
Broadcom Inc	522,200	161,626,122
Lam Research Corp	164,400	35,125,704
Marvell Technology Inc	168,000	16,640,400
Micron Technology Inc	67,700	22,871,768
Monolithic Power Systems Inc	29,000	31,707,150
NVIDIA Corp	3,043,160	530,727,105
		818,221,619
Software - 7.5%
AppLovin Corp Class A (a)	29,400	11,701,200
Cadence Design Systems Inc (a)	86,669	24,082,715
Canva Inc Class A (a)(d)(f)	3,000	4,040,370
Datadog Inc Class A (a)	52,500	6,197,625
Fair Isaac Corp (a)	28,359	30,274,367
Microsoft Corp	413,100	152,917,227
Onestream Inc Class A (a)	4,600	110,400
Oracle Corp	95,400	14,034,294
Palantir Technologies Inc Class A (a)	299,500	43,810,860
Palo Alto Networks Inc (a)	113,000	18,116,160
Plaid Inc/DE Class A (a)(d)(f)	16,919	4,778,264
		310,063,482
Technology Hardware, Storage & Peripherals - 8.5%
Apple Inc	1,350,376	342,711,925
Sandisk Corp/DE (a)	14,800	9,403,032
Super Micro Computer Inc (a)	60,700	1,382,139
		353,497,096
TOTAL INFORMATION TECHNOLOGY		1,752,710,465
Materials - 0.5%
Construction Materials - 0.4%
Vulcan Materials Co	60,500	16,474,150
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	87,500	6,365,625
TOTAL MATERIALS		22,839,775
Real Estate - 1.6%
Health Care REITs - 1.0%
Welltower Inc	210,600	41,637,726
Real Estate Management & Development - 0.2%
Compass Inc Class A (a)	1,058,500	7,737,635
Specialized REITs - 0.4%
Iron Mountain Inc	145,300	14,840,942
TOTAL REAL ESTATE		64,216,303
Utilities - 0.6%
Electric Utilities - 0.2%
NRG Energy Inc	71,600	10,463,624
Independent Power and Renewable Electricity Producers - 0.4%
Talen Energy Corp (a)	42,600	13,599,198
Vistra Corp	29,600	4,449,768
		18,048,966
TOTAL UTILITIES		28,512,590
TOTAL UNITED STATES		3,989,614,041
TOTAL COMMON STOCKS (Cost $2,225,159,588)		4,104,162,247

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
FINLAND - 0.2%
Health Care - 0.2%
Health Care Technology - 0.2%
Oura Health Oy Series E (d)(f)	159,921	9,441,736
UNITED STATES - 0.5%
Information Technology - 0.5%
Software - 0.5%
Anthropic PBC Series F (d)(f)	20,900	5,416,026
Anthropic PBC Series G (d)(f)	21,100	5,467,854
Databricks Inc Series L (d)(f)	36,300	5,993,130
OpenAI Group Pbc Series A-3 (d)(f)	4,673	3,213,575

TOTAL UNITED STATES		20,090,585
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $25,312,069)		29,532,321

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	36,395,591	36,402,869
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	58,455,459	58,461,305
TOTAL MONEY MARKET FUNDS (Cost $94,864,174)			94,864,174

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $2,345,335,831)	4,228,558,742
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(91,286,652)
NET ASSETS - 100.0%	4,137,272,090

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,981,198 or 0.3% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,715,750 or 1.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $4,431,583 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,817,408.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series F	8/18/2025	2,946,223

Anthropic PBC Series G	1/27/2026	5,467,778

Canva Inc Class A	8/19/2025	4,938,420

Concrete Partners Holding LLC	3/27/2026	10,071,820

Databricks Inc Series L	12/18/2025	6,897,000

OpenAI Group Pbc Series A-3	8/4/2025	1,434,100

Oura Health Oy Series E	9/24/2025	8,566,968

Plaid Inc/DE Class A	3/31/2025	3,451,080

Space Exploration Technologies Corp	11/22/2024	2,795,015

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Lenskart Solutions Ltd	5/7/2026

Meesho	6/9/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	227,910,208	191,507,339	68,356	-	-	36,402,869	36,395,591	0.1%
Fidelity Securities Lending Cash Central Fund	16,672,572	246,421,343	204,632,610	18,323	-	-	58,461,305	58,455,459	0.2%
Total	16,672,572	474,331,551	396,139,949	86,679	-	-	94,864,174

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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